Acquisition of Businesses - Summary of Cash Flows Relating to Acquisitions (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of consideration transferred business combinations [line items]
Cash paid on acquisition, including working capital settlement	$ 299
Settlement of stamp duty liability	3
Less: cash and cash equivalents acquired	(7)
Less: working capital settlement received in year following acquisition	(3)
Net cash outflow arising on acquisitions	$ 292